EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2010
Investments In Affiliates Subsidiaries Associates And Joint Ventures Tables [Abstract]
Equity Method Investments Tables [Text Block]

	2008	2009	2010
	(EUR in thousands)
Equity method investments	56,988	25,327	50,094
Revenue	696,986	258,841	127,630
Gross profit	19,186	(19,054)	40,056
Net earnings	(75,033)	(128,247)	12,510
Group’s equity in net earnings	(20,664)	(18,550)	9,245
Dividends received by the Group	1,889	389	1,541
Balance Sheet data as at December 31
Current assets	383,812	177,876	79,766
Non-current assets	1,710,251	696,071	486,486
Current liabilities	357,550	235,615	28,696
Non-current liabilities	1,648,352	642,407	461,376
Net assets	88,161	(4,075)	76,180
Group’s equity in net assets	24,800	23,136	47,695